SCHEDULE OF REVENUES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Product Information [Line Items]
Total	$ 539,474	$ 521,241	$ 895,978
Service [Member] | Customized C R M System Development Service [Member]
Product Information [Line Items]
Total	285,188		134,768
Service [Member] | Additional Function Development Service [Member]
Product Information [Line Items]
Total	38,808	42,758	155,904
Service [Member] | Subscription Service [Member]
Product Information [Line Items]
Total	191,688	232,556	258,150
Service [Member] | Professional Services [Member]
Product Information [Line Items]
Total	515,684	275,314	548,822
Service [Member] | Payment Channel Services [Member]
Product Information [Line Items]
Total	21,590	206,526	291,643
Service [Member] | Others [Member]
Product Information [Line Items]
Total	$ 2,200	$ 39,401	$ 55,513